SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 19:
SUBSEQUENT EVENTS.

On January 8, 2024, 940,000 prefunded warrants were converted into ordinary shares.

On January 19, 2024, the Company issued to Sabby Volatility Warrant Master Fund, Ltd. (“Sabby”) 1,475,142 of the Company’s ordinary shares (the “Shares”), par value NIS 2.5 per share (the “Ordinary Shares”), 4,250,000 two-year warrants to purchase Ordinary Shares with an exercise price of $0.45 per share (the “Warrants”), and 5,524,858 pre-funded warrants to purchase Ordinary Shares with an exercise price of $0.00001 per share (the “Pre-Funded Warrants” and collectively with the Shares, the Warrants and the Ordinary Shares underlying the Warrants and the Pre-Funded Warrants, the “Securities”) pursuant to an agreement with Sabby to fully settle the actions between the parties, which were pending in the Supreme Court of New York, New York County.

On April 19, 2024, the Company raised approximately $2.9 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 2,873,885of its ordinary shares, and 5,242,270 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 8,116,155 of its ordinary shares at an exercise price of $0.38 per share.